Intangible assets - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended
	Apr. 23, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
ZYNLONTA
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	14 years
Amortisation, intangible assets other than goodwill		$ 18	$ 31
License To Acquire An Antibody, ZYNLONTA | Milestone Payment
Disclosure of detailed information about intangible assets [line items]
Additions				$ 1,050
License To Use Technology To Research, Develop And Manufacture And Commercialize Products | License Payment
Disclosure of detailed information about intangible assets [line items]
Additions			$ 400	1
License To Use Technology To Generate Antibody Drug Conjugates, ZYNLONTA | Milestone Payment
Disclosure of detailed information about intangible assets [line items]
Additions				600
License To Use Technology To Generate Antibody Drug Conjugates, ZYNLONTA | License Payment
Disclosure of detailed information about intangible assets [line items]
Additions				250
License To Acquire An Antibody | Milestone Payment
Disclosure of detailed information about intangible assets [line items]
Additions				250
License To Use Technology To Generate Antibody Drug Conjugates | Milestone Payment
Disclosure of detailed information about intangible assets [line items]
Additions				$ 125